Document and Entity Information Document and Entity Information	Sep. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 03, 2021
Entity Registrant Name	GREIF INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00566
Entity Tax Identification Number	31-4388903
Entity Address, Address Line One	425 Winter Road
Entity Address, City or Town	Delaware
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43015
City Area Code	740
Local Phone Number	549-6000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000043920
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GEF
Security Exchange Name	NYSE
Common Class B
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	GEF-B
Security Exchange Name	NYSE